Goodwill (Details)	12 Months Ended
Dec. 31, 2017 € / $
Goodwill
Average inflation rate	1.00%
Pre-tax discount rate	12.20%
Annual growth rate	1.00%
Foreign exchange rate (EUR/USD)	1.20